PENSION PLAN - Defined Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Registered Plans
Disclosure of defined benefit plans [line items]
Total present value of obligations	$ 278	$ 250
Fair value of plan assets	252	231
Recognized liability for defined benefit obligations	(26)	(19)
Supplemental Plan
Disclosure of defined benefit plans [line items]
Total present value of obligations	18	16
Fair value of plan assets	0	0
Recognized liability for defined benefit obligations	$ (18)	$ (16)